American Century World Mutual Funds, Inc. Statement of Additional Information Supplement
Supplement dated October 1, 2014 Statement of Additional Information dated April 1, 2014
The following replaces the Accounts Managed table on pages 37-38 of the SAI.

Accounts Managed (As of November 30, 2013)
		Registered Investment Companies (e.g., American Century Investments funds and American Century Investments ‑ subadvised funds)	Other Pooled Investment Vehicles (e.g., commingled trusts and 529 education savings plans)	Other Accounts (e.g., separate accounts and corporate accounts, including incubation strategies and corporate money)
Brian Brady	Number of Accounts	2	0	2
	Assets	$868.7 million[1]	N/A	$269.8 million
Vinod Chandrashekaran	Number of Accounts	3	0	0
	Assets	$59.1 million[2]	N/A	N/A
Keith Creveling	Number of Accounts	2	8	9
	Assets	$687.3 million[3]	$1.1 billion	$9.9 billion
Rajesh Gandhi	Number of Accounts	4	6	9
	Assets	$3.3 billion[4]	$1.3 billion	$1.1 billion
Trevor Gurwich	Number of Accounts	2	0	2
	Assets	$639.1 million[5]	N/A	$314.0 million
Anthony Han	Number of Accounts	2	1	0
	Assets	$741.8 million[6]	$5.6 million	N/A
Federico Laffan	Number of Accounts	2	2	3
	Assets	$697.3 million[7]	$49.1 million	$189.3 million
Pratik Patel	Number of Accounts	2	0	2
	Assets	$815.0 million[8]	N/A	$270.2 million
Yulin Long	Number of Accounts	3	0	0
	Assets	$59.1 million[2]	N/A	N/A
Brent Puff	Number of Accounts	2	8	9
	Assets	$687.3 million[3]	$1.1 billion	$9.9 billion
Patricia Ribeiro	Number of Accounts	2	1	0
	Assets	$741.8 million[6]	$5.6 million	N/A
Elizabeth Xie	Number of Accounts	3	0	0
	Assets	$59.1 million[2]	N/A	N/A

1 Includes $652.2 million in International Discovery.

[2]	Includes $36.6 million in International Value.

[3]	Includes $579.5 million in Global Growth.

[4]	Includes $2.0 billion in International Growth and $777.6 million in NT International Growth.

[5]	Includes $148.0 million in International Opportunities.

[6]	Includes $470.4 million in Emerging Markets and $271.4 million in NT Emerging Markets.

[7]	Includes $152.8 million in International Opportunities. Information is provided as of September 26, 2014.

[8]	Includes $599.1 million in International Discovery. Information is provided as of September 26, 2014.

The following replaces the Ownership of Securities table on page 41 of the SAI.

Ownership of Securities
Aggregate Dollar Range of Securities in Fund
Emerging Markets Fund
Patricia Ribeiro	E
Anthony Han	E
Global Growth Fund
Keith Creveling	F
Brent Puff	F
International Discovery Fund
Brian Brady	F
Pratik Patel[1]	D
International Growth Fund
Rajesh Gandhi	A2
International Opportunities Fund
Trevor Gurwich	E
Federico Laffan[1]	A
International Value Fund
Vinod Chandrashekaran	A
Elizabeth Xie	C
Yulin Long	A
NT Emerging Markets Fund
Patricia Ribeiro[3]	A
Anthony Han[3]	A
NT International Growth Fund
Rajesh Gandhi[3]	A
Ranges: A - none; B - $1-$10,000; C - $10,001-$50,000; D - $50,001-$100,000; E - $100,001-$500,000; F - $500,001-$1,000,000; G - More than $1,000,000.

[1]	Information is provided as of September 26, 2014.

[2]	Aggregate dollar range is “D” for Rajesh Gandhi if similarly managed commingled trusts are included.

[3]	The portfolio manager cannot invest directly in this fund, which is available for purchase only by certain funds of funds advised by American Century Investments.

©2014 American Century Proprietary Holdings, Inc. All rights reserved.
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